Loans, allowance for loan losses and credit quality - Impaired loans details (Details 6) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Recorded investment
Recorded investment, with a specific allowance	SFr 1,676	SFr 2,085
Recorded investment, without specific allowance	434	387
Gross impaired loans	2,110	2,472
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,581	1,996
Unpaid principal balance, without specific allowance	434	387
Unpaid principal balance	2,015	2,383
Associated specific allowance	654	700
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,131	1,488
Recorded investment, without specific allowance	347	322
Gross impaired loans	1,478	1,810
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,085	1,445
Unpaid principal balance, without specific allowance	347	322
Unpaid principal balance	1,432	1,767
Associated specific allowance	475	528
Corporate and institutional | Real estate
Recorded investment
Recorded investment, with a specific allowance	86	65
Recorded investment, without specific allowance	10	21
Gross impaired loans	96	86
Unpaid principal balance
Unpaid principal balance, with a specific allowance	79	59
Unpaid principal balance, without specific allowance	10	21
Associated specific allowance	11	10
Corporate and institutional | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	997	1,283
Recorded investment, without specific allowance	337	296
Gross impaired loans	1,334	1,579
Unpaid principal balance
Unpaid principal balance, with a specific allowance	959	1,250
Unpaid principal balance, without specific allowance	337	296
Associated specific allowance	427	472
Corporate and institutional | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	47	126
Recorded investment, without specific allowance	0	5
Gross impaired loans	47	131
Unpaid principal balance
Unpaid principal balance, with a specific allowance	46	122
Unpaid principal balance, without specific allowance	0	5
Associated specific allowance	37	46
Corporate and institutional | Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	1	14
Gross impaired loans	1	14
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1	14
Associated specific allowance	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	545	597
Recorded investment, without specific allowance	87	65
Gross impaired loans	632	662
Unpaid principal balance
Unpaid principal balance, with a specific allowance	496	551
Unpaid principal balance, without specific allowance	87	65
Unpaid principal balance	583	616
Associated specific allowance	179	172
Consumer | Mortgages
Recorded investment
Recorded investment, with a specific allowance	254	211
Recorded investment, without specific allowance	78	43
Gross impaired loans	332	254
Unpaid principal balance
Unpaid principal balance, with a specific allowance	239	198
Unpaid principal balance, without specific allowance	78	43
Associated specific allowance	36	21
Consumer | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	111	209
Recorded investment, without specific allowance	3	14
Gross impaired loans	114	223
Unpaid principal balance
Unpaid principal balance, with a specific allowance	97	193
Unpaid principal balance, without specific allowance	3	14
Associated specific allowance	49	54
Consumer | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	180	177
Recorded investment, without specific allowance	6	8
Gross impaired loans	186	185
Unpaid principal balance
Unpaid principal balance, with a specific allowance	160	160
Unpaid principal balance, without specific allowance	6	8
Associated specific allowance	94	97
Bank
Recorded investment
Recorded investment, with a specific allowance	1,663	2,073
Recorded investment, without specific allowance	434	387
Gross impaired loans	2,097	2,460
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,569	1,985
Unpaid principal balance, without specific allowance	434	387
Unpaid principal balance	2,003	2,372
Associated specific allowance	653	699
Bank | Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,118	1,476
Recorded investment, without specific allowance	347	322
Gross impaired loans	1,465	1,798
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,073	1,434
Unpaid principal balance, without specific allowance	347	322
Unpaid principal balance	1,420	1,756
Associated specific allowance	474	527
Bank | Corporate and institutional | Real estate
Recorded investment
Recorded investment, with a specific allowance	86	65
Recorded investment, without specific allowance	10	21
Gross impaired loans	96	86
Unpaid principal balance
Unpaid principal balance, with a specific allowance	79	59
Unpaid principal balance, without specific allowance	10	21
Associated specific allowance	11	10
Bank | Corporate and institutional | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	984	1,271
Recorded investment, without specific allowance	337	296
Gross impaired loans	1,321	1,567
Unpaid principal balance
Unpaid principal balance, with a specific allowance	947	1,239
Unpaid principal balance, without specific allowance	337	296
Associated specific allowance	426	471
Bank | Corporate and institutional | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	47	126
Recorded investment, without specific allowance	0	5
Gross impaired loans	47	131
Unpaid principal balance
Unpaid principal balance, with a specific allowance	46	122
Unpaid principal balance, without specific allowance	0	5
Associated specific allowance	37	46
Bank | Corporate and institutional | Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	1	14
Gross impaired loans	1	14
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1	14
Associated specific allowance	0	0
Bank | Consumer
Recorded investment
Recorded investment, with a specific allowance	545	597
Recorded investment, without specific allowance	87	65
Gross impaired loans	632	662
Unpaid principal balance
Unpaid principal balance, with a specific allowance	496	551
Unpaid principal balance, without specific allowance	87	65
Unpaid principal balance	583	616
Associated specific allowance	179	172
Bank | Consumer | Mortgages
Recorded investment
Recorded investment, with a specific allowance	254	211
Recorded investment, without specific allowance	78	43
Gross impaired loans	332	254
Unpaid principal balance
Unpaid principal balance, with a specific allowance	239	198
Unpaid principal balance, without specific allowance	78	43
Associated specific allowance	36	21
Bank | Consumer | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	111	209
Recorded investment, without specific allowance	3	14
Gross impaired loans	114	223
Unpaid principal balance
Unpaid principal balance, with a specific allowance	97	193
Unpaid principal balance, without specific allowance	3	14
Associated specific allowance	49	54
Bank | Consumer | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	180	177
Recorded investment, without specific allowance	6	8
Gross impaired loans	186	185
Unpaid principal balance
Unpaid principal balance, with a specific allowance	160	160
Unpaid principal balance, without specific allowance	6	8
Associated specific allowance	SFr 94	SFr 97